Financial instruments	12 Months Ended
Dec. 31, 2021
Financial instruments
Financial instruments
13	Financial instruments

Classification of financial instruments

The following table provides the allocation of financial instruments and their associated financial instrument classifications:

	Loans and receivables/
	financial liabilities
	(Amortized cost)
	December 31,	December 31,
	2021	2020
Measurement basis	$	$
Financial assets
Cash and cash equivalents	102,208,807	22,638,300
Accounts receivable	30,972,608	31,859,306
Investment tax credit receivable	—	21,922

	133,181,415	54,519,528

(Expressed in Canadian dollars)

	Loans and receivables/
	financial liabilities
	(Amortized cost)
	December 31,	December 31,
	2021	2020
Measurement basis	$	$
Financial liabilities
Accounts payable and accrued liabilities	24,853,497	23,232,661
Term loans	5,916,956	8,278,004
International loans	882,085	1,980,229
Lease obligations	4,206,869	6,892,017

	35,859,407	40,382,911

Fair value measurements

The Company provides disclosure of the three-level hierarchy that reflects the significance of the inputs used in making the fair value measurement. The carrying values of cash and cash equivalents, restricted cash, accounts receivable, input tax credit receivable, revolving line of credit, repayable government grant, accounts payable and accrued liabilities, current portion of finance lease obligations, current portion of contingent consideration and current portion of term loans approximate their fair values given their short-term nature. The carrying value of the non-current liabilities approximates their fair value, given that the difference between the discount rates used to recognize the liabilities in the consolidated statements of financial position and the market rates of interest is not considered significant. The three levels of fair value hierarchy based on the reliability of inputs are as follows:

•	Level 1 – inputs are quoted prices in active markets for identical assets and liabilities.
•	Level 2 – inputs are based on observable market data, either directly or indirectly other than quoted prices; and
•	Level 3 – inputs are not based on observable market data.

There were no transfers of financial assets during the twelve months ended December 31, 2021, and 2020 between any of the levels.